Commitments and Contingencies - Additional Information (Details)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Rate Vessel m³	Jun. 30, 2025 USD ($) Rate Berth Vessel	Mar. 31, 2025 Vessel	Sep. 30, 2025 USD ($) Rate Berth Vessel m³	Dec. 31, 2024 USD ($) EuroUsd	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Number of vessels				87
Right-of-use assets | $	$ 283,442,000			$ 283,442,000	$ 263,424,000
Export credit agency premium percentage							100.00%	100.00%
Contractual payments for the initial term of nine seasons | $					$ 15,000,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price				80.00%
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price							80.00%	80.00%
Lease Agreement for Buildings and Docking
Disclosure of commitments and contingencies [line items]
Initial lease term					12 years
Additional lease term					10 years
Euro to USD exchange rate | EuroUsd					1.15
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³	39,400			39,400
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $				$ 60.3
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $				$ 81.3
Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate		1.15
First Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons | $		$ 29,200,000
Second Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons | $		$ 29,800,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels	18	18
River Vessels | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of vessels		2
Number of berths | Berth		80
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	3	3
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels	5	5
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of vessels	1	1
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate	1.15			1.15
Viking New Building Program | River Vessels | Longship-Douro | Ship Building Contract | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of vessels			1
Delivery period			2027
Viking New Building Program | River Vessels | Longships | Ship Building Contract | Delivery in 2027
Disclosure of commitments and contingencies [line items]
Number of vessels			4
Delivery period			2027
Viking New Building Program | River Vessels | Longships | Ship Building Contract | Delivery in 2028
Disclosure of commitments and contingencies [line items]
Number of vessels			4
Delivery period			2028
Ocean Newbuilding Program
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate	1.15			1.15
Number of berths | Berth				998
Viking Tonle
Disclosure of commitments and contingencies [line items]
Lease Term						10 years
Right-of-use assets | $						$ 16,300,000
Lease liability | $						$ 12,100,000